Proposed Public Offering - Additional Information (Detail)	Jan. 22, 2021 USD ($) $ / shares shares
Public Warrants [Member]
Proposed Public Offering [Line Items]
Number of securities called by each warrant or right | shares	1
Exercise price of warrants | $ / shares	$ 11.50
Proposed Public Offering [Member]
Proposed Public Offering [Line Items]
Number of units issued | $	$ 22,500,000
Shares issued, price per share | $ / shares	$ 10.00
Proposed Public Offering Including Over Allotment Option [Member]
Proposed Public Offering [Line Items]
Number of units issued | $	$ 25,875,000